UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2013

1.799849.109

TRE-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Automobiles - 0.5%
Harley-Davidson, Inc.	92,570	$ 4,934
Tesla Motors, Inc. (a)	16,300	618
		5,552
Distributors - 0.6%
LKQ Corp. (a)	310,780	6,763
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	96,569	5,442
McDonald's Corp.	79,025	7,878
Starbucks Corp.	184,535	10,511
Yum! Brands, Inc.	38,525	2,771
		26,602
Household Durables - 1.4%
Toll Brothers, Inc. (a)	262,343	8,983
Whirlpool Corp.	68,116	8,069
		17,052
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	75,443	20,105
priceline.com, Inc. (a)	16,790	11,550
		31,655
Media - 2.6%
CBS Corp. Class B	156,398	7,302
Comcast Corp. Class A	433,581	18,215
Discovery Communications, Inc. (a)	66,700	5,252
		30,769
Multiline Retail - 0.3%
Dollar General Corp. (a)	77,800	3,935
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	479,085	8,959
Dick's Sporting Goods, Inc.	84,265	3,986
Home Depot, Inc.	303,259	21,161
Lowe's Companies, Inc.	207,746	7,878
Rent-A-Center, Inc.	75,800	2,800
Ross Stores, Inc.	129,902	7,875
Tractor Supply Co.	28,392	2,956
		55,615
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	61,500	3,074
lululemon athletica, Inc. (a)	103,209	6,435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	72,651	$ 4,126
NIKE, Inc. Class B	190,853	11,262
PVH Corp.	36,400	3,888
		28,785
TOTAL CONSUMER DISCRETIONARY		206,728
CONSUMER STAPLES - 11.7%
Beverages - 4.2%
Beam, Inc.	45,746	2,907
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	53,300	6,050
PepsiCo, Inc.	113,771	9,000
Remy Cointreau SA	26,600	3,074
The Coca-Cola Co.	711,283	28,764
		49,795
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	267,926	14,733
Safeway, Inc.	334,475	8,813
Wal-Mart Stores, Inc.	159,524	11,937
Walgreen Co.	99,528	4,745
		40,228
Food Products - 0.7%
Bunge Ltd.	38,886	2,871
Mead Johnson Nutrition Co. Class A	69,312	5,368
		8,239
Household Products - 1.0%
Procter & Gamble Co.	160,500	12,368
Tobacco - 2.4%
Altria Group, Inc.	330,015	11,349
British American Tobacco PLC (United Kingdom)	143,700	7,701
Lorillard, Inc.	223,893	9,034
		28,084
TOTAL CONSUMER STAPLES		138,714
ENERGY - 4.6%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	103,430	6,744
Ensco PLC Class A	122,986	7,379
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	142,412	$ 5,755
McDermott International, Inc. (a)	265,350	2,916
National Oilwell Varco, Inc.	53,267	3,769
Schlumberger Ltd.	85,117	6,374
		32,937
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	37,382	3,269
Noble Energy, Inc.	40,300	4,661
Pioneer Natural Resources Co.	41,054	5,101
The Williams Companies, Inc.	237,780	8,907
		21,938
TOTAL ENERGY		54,875
FINANCIALS - 6.3%
Capital Markets - 1.3%
Charles Schwab Corp.	335,546	5,936
The Blackstone Group LP	470,359	9,304
		15,240
Commercial Banks - 0.8%
Wells Fargo & Co.	250,570	9,269
Consumer Finance - 0.9%
SLM Corp.	513,862	10,524
Diversified Financial Services - 2.1%
Bank of America Corp.	507,300	6,179
BTG Pactual Participations Ltd. unit	212,500	3,551
Citigroup, Inc.	212,229	9,389
McGraw-Hill Companies, Inc.	112,584	5,863
		24,982
Real Estate Investment Trusts - 0.9%
American Tower Corp.	146,800	11,292
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	119,382	3,014
Hongkong Land Holdings Ltd.	97,000	719
		3,733
TOTAL FINANCIALS		75,040
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.7%
Biotechnology - 6.6%
Achillion Pharmaceuticals, Inc. (a)	153,100	$ 1,338
Alkermes PLC (a)	46,900	1,112
Amgen, Inc.	251,180	25,748
Biogen Idec, Inc. (a)	38,982	7,520
BioMarin Pharmaceutical, Inc. (a)	68,100	4,240
Celgene Corp. (a)	94,995	11,011
Gilead Sciences, Inc. (a)	528,840	25,876
Theravance, Inc. (a)	70,769	1,672
		78,517
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	174,900	5,861
Ansell Ltd.	249,676	4,177
Boston Scientific Corp. (a)	766,528	5,987
The Cooper Companies, Inc.	97,481	10,516
		26,541
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc. (a)	262,792	7,327
Catamaran Corp. (a)	104,376	5,531
Express Scripts Holding Co. (a)	211,914	12,217
		25,075
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	123,220	6,654
Pharmaceuticals - 3.2%
AbbVie, Inc.	317,700	12,956
Actavis, Inc. (a)	57,878	5,331
Johnson & Johnson	94,532	7,707
Merck & Co., Inc.	112,401	4,971
Valeant Pharmaceuticals International, Inc. (Canada) (a)	85,800	6,441
		37,406
TOTAL HEALTH CARE		174,193
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
Textron, Inc.	239,750	7,147
United Technologies Corp.	198,399	18,536
		25,683
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	200,925	17,259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	158,727	$ 4,536
Electrical Equipment - 1.9%
Eaton Corp. PLC	175,896	10,774
Emerson Electric Co.	180,419	10,080
Generac Holdings, Inc.	49,300	1,742
		22,596
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	51,064	3,462
Machinery - 2.9%
Caterpillar, Inc.	60,033	5,221
Cummins, Inc.	80,423	9,314
Ingersoll-Rand PLC	185,853	10,224
Manitowoc Co., Inc.	465,714	9,575
		34,334
Professional Services - 0.8%
Nielsen Holdings B.V.	91,085	3,263
Towers Watson & Co.	98,109	6,801
		10,064
Road & Rail - 1.4%
CSX Corp.	377,789	9,305
Union Pacific Corp.	53,146	7,569
		16,874
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	48,855	3,547
TOTAL INDUSTRIALS		138,355
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.9%
Juniper Networks, Inc. (a)	211,054	3,913
Motorola Solutions, Inc.	138,646	8,878
QUALCOMM, Inc.	328,340	21,982
		34,773
Computers & Peripherals - 5.4%
Apple, Inc.	134,137	59,374
EMC Corp. (a)	202,211	4,831
		64,205
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.0%
eBay, Inc. (a)	100,600	$ 5,455
Facebook, Inc. Class A	251,662	6,438
Google, Inc. Class A (a)	59,785	47,471
		59,364
IT Services - 5.8%
Accenture PLC Class A	131,616	9,999
Cognizant Technology Solutions Corp. Class A (a)	84,454	6,470
IBM Corp.	75,384	16,079
MasterCard, Inc. Class A	26,067	14,106
Visa, Inc. Class A	126,300	21,451
		68,105
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	190,694	6,764
Broadcom Corp. Class A	365,214	12,662
Samsung Electronics Co. Ltd.	4,317	5,929
Skyworks Solutions, Inc. (a)	128,683	2,835
		28,190
Software - 6.6%
Check Point Software Technologies Ltd. (a)	124,604	5,855
Concur Technologies, Inc. (a)	66,656	4,577
Guidewire Software, Inc. (a)	152,321	5,855
Microsoft Corp.	536,690	15,355
Oracle Corp.	873,389	28,245
salesforce.com, Inc. (a)	80,000	14,306
Splunk, Inc.	70,868	2,837
Workday, Inc. Class A	13,400	826
		77,856
TOTAL INFORMATION TECHNOLOGY		332,493
MATERIALS - 4.0%
Chemicals - 2.9%
Albemarle Corp.	86,900	5,433
Axiall Corp.	46,057	2,863
Eastman Chemical Co.	120,806	8,441
LyondellBasell Industries NV Class A	32,611	2,064
Monsanto Co.	150,944	15,944
		34,745
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.6%
Vulcan Materials Co.	138,242	$ 7,147
Paper & Forest Products - 0.5%
Boise Cascade Co.	166,388	5,647
TOTAL MATERIALS		47,539
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	184,354	5,237
TOTAL COMMON STOCKS (Cost $935,161)		1,173,174
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.15% (b) (Cost $18,497)	18,497,267	18,497
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $953,658)		1,191,671
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,696)
NET ASSETS - 100%		$ 1,184,975
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	17
Total	$ 26
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $957,094,000. Net unrealized appreciation aggregated $234,577,000, of which $240,684,000 related to appreciated investment securities and $6,107,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013